Summary of Significant Accounting Policies - Schedule of Depreciation of Property, Plant and Equipment Computed Using Straight Line Method Based On Estimated Useful Lives of Assets (Details)	Dec. 31, 2025
Buildings
Property, Plant and Equipment [Line Items]
Estimated Useful Life	40 years
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated Useful Life	8 years
Laboratory equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Minimum | Computer equipment and software
Property, Plant and Equipment [Line Items]
Estimated Useful Life	2 years
Maximum | Computer equipment and software
Property, Plant and Equipment [Line Items]
Estimated Useful Life	8 years